Document and Entity Information	Nov. 30, 2022
Cover [Abstract]
Entity Registrant Name	INSULET CORP
Amendment Flag	false
Entity Central Index Key	0001145197
Document Type	8-K
Document Period End Date	Nov. 30, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-33462
Entity Tax Identification Number	04-3523891
Entity Address, Address Line One	100 Nagog Park
Entity Address, City or Town	Acton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01720
City Area Code	(978)
Local Phone Number	600-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	PODD
Security Exchange Name	NASDAQ